Segment information (Details 2) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Sales and revenues
Sales and revenues	$ 11,030	$ 10,962	$ 12,317	$ 12,702	$ 14,244	$ 13,549	$ 14,150	$ 13,241	$ 47,011	$ 55,184	$ 55,656
Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									47,133	55,343	55,710
All Other operating segments
Reconciliation of Sales and revenues
Sales and revenues									203	236	273
Other
Reconciliation of Sales and revenues
Sales and revenues									(325)	(395)	(327)
Consolidating Adjustments
Reconciliation of Sales and revenues
Sales and revenues									(315)	(344)	(340)
Consolidating Adjustments | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									0	0	0
Consolidating Adjustments | All Other operating segments
Reconciliation of Sales and revenues
Sales and revenues									0	0	0
Consolidating Adjustments | Other
Reconciliation of Sales and revenues
Sales and revenues									(315)	(344)	(340)
Machinery, Energy & Transportation | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									44,055	52,030	52,486
Machinery, Energy & Transportation | Business
Reconciliation of Sales and revenues
Sales and revenues									44,147	52,142	52,694
Machinery, Energy & Transportation | Business | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									44,055	52,030	52,486
Machinery, Energy & Transportation | Business | All Other operating segments
Reconciliation of Sales and revenues
Sales and revenues									203	236	273
Machinery, Energy & Transportation | Business | Other
Reconciliation of Sales and revenues
Sales and revenues									(111)	(124)	(65)
Financial Products | Business
Reconciliation of Sales and revenues
Sales and revenues									3,179	3,386	3,302
Financial Products | Business | Reportable segments
Reconciliation of Sales and revenues
Sales and revenues									3,078	3,313	3,224
Financial Products | Business | All Other operating segments
Reconciliation of Sales and revenues
Sales and revenues									0	0	0
Financial Products | Business | Other
Reconciliation of Sales and revenues
Sales and revenues									$ 101	$ 73	$ 78